INCOME TAXES RELATING TO CONTINUING OPERATIONS - Schedule of Deductible Temporary Differences and Unused Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 29,720	$ 51,833
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	526,045	472,982
Unused tax losses | Expire in 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	0	9,242
Unused tax losses | Expire in 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	43,491	41,694
Unused tax losses | Expire in 2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	38,080	36,506
Unused tax losses | Expire in 2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	66,772	64,264
Unused tax losses | Expire in 2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	21,442	21,865
Unused tax losses | Expire in 2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	30,320	30,929
Unused tax losses | Expire in 2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	38,961	39,553
Unused tax losses | Expire in 2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	46,703	49,934
Unused tax losses | Expire in 2033
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	55,636	53,337
Unused tax losses | Expire in 2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	86,698	125,658
Unused tax losses | Expire in 2035
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	$ 97,942	$ 0